Trade Accounts and Other Receivables - Summary of Changes in the Allowance for Doubtful Accounts (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Text block [Abstract]
Allowance for doubtful accounts at beginning of year	¥ 110,793	¥ 97,378
Provision for doubtful accounts, net of reversal	8,844	10,649
Write-offs	(3,496)	(1,239)
Other	5,487	4,005
Allowance for doubtful accounts at end of year	¥ 121,628	¥ 110,793